Note 19 - Derivatives	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

19. Derivatives:

(a) Interest rate swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps, interest rate caps and cross-currency rate swap agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (Loss) on derivative instruments, net.

During the year ended December 31, 2024, three NML subsidiaries entered into three interest rate swap agreements with an aggregate notional amount of $33,683, which met hedge accounting criteria according to ASC 815 related to the loans discussed in Notes 10.A.15 and 10.A.20. During the same period and pursuant to the partial prepayment of the loan discussed in Note 10.A.15 the NML subsidiary terminated one of the three interest rate swap agreements.

At December 31, 2024 and June 30, 2025, the Company had interest rate swap agreements and interest rate cap agreements with an outstanding notional amount of $805,028 and $721,222, respectively. The fair value of these derivatives outstanding as at December 31, 2024 and June 30, 2025 amounted to an asset of $31,645 and a net asset of $19,445, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives range between June 2026 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap and interest rate cap amounts to $8,050.

(b) Cross currency swaps that do not meet the criteria for hedge accounting: As of June 30, 2025, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2025 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(2,228)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(2,457)
Total fair value						$(4,685)

The fair value of these derivatives outstanding as at December 31, 2024 and June 30, 2025 amounted to a liability of $18,387 and a liability of $4,685, respectively, and are included in the accompanying consolidated balance sheets. The maturity of these derivatives is in November 2025. The total change of cross-currency swaps fair value for the six-month periods ended June 30, 2024 and 2025, was nil and a gain of $13,702, respectively and are included in Gain / (loss) on derivative instruments, net in the accompanying consolidated statements of income.

(c) Foreign currency agreements and FX option zero cost collar: As of June 30, 2025, the Company holds six Euro/U.S. dollar forward agreements totaling $19,800 at an average forward rate of Euro/U.S. dollar 1.0869, expiring in monthly intervals up to December 2025.

As of December 31, 2024, the Company held 12 Euro/U.S. dollar forward agreements totaling $39,600 at an average forward rate of Euro/U.S. dollar 1.0837, expiring in monthly intervals up to December 2025.

The total change of forward contracts fair value for the six-month period ended June 30, 2025, was a gain of $3,060 (loss of $3,212 for the six-month period ended June 30, 2024) and is included in Gain / (loss) on derivative instruments, net in the accompanying consolidated statements of income. The fair value of the forward contracts as at December 31, 2024 and June 30, 2025, amounted to a liability of $1,369 and an asset of $1,691, respectively.

During the six-month period ended June 30, 2025, the Company entered into an FX option zero cost collar agreement to manage its exposure to fluctuations of foreign currencies risks. The total change of the FX option zero cost collar contract fair value for the six-month period ended June 30, 2025, was a loss of $2,994 and is included in Gain / (loss) on derivative instruments, net in the accompanying 2025 consolidated statement of income. The fair value of the FX option zero cost collar contract as of June 30, 2025, amounted to a liability of $2,994.

The Effect of Derivative Instruments for the six-month periods ended
June 30, 2024 and 2025
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2024	2025
Interest rate swaps and cross-currency swaps	$15,792	$(1,482)
Interest rate caps (included component)	5,054	(933)
Interest rate caps (excluded component) (1)	(5,371)	(4,422)
Reclassification to Interest and finance costs	(12,942)	(5,093)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	3,060	2,029
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$5,624	$(9,870)

(1)	Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain on derivative instruments, net
		2024	2025
Cross-currency swaps	Gain / (loss) on derivative instruments, net	$-	$13,702
FX option zero cost collar	Gain / (loss) on derivative instruments, net	-	(2,995)
Forward currency contracts	Gain / (loss) on derivative instruments, net	(3,212)	3,060
Total		$(3,212)	$13,767